Employee benefits (Details 1)	Jun. 30, 2024
Matching Program 2024 [Member] | Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	2,244,659
Matching Program 2024 [Member] | Shares Granted Share Price [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	12.02
Matching Program 2023 [Member] | Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,330,503
Matching Program 2023 [Member] | Shares Granted Share Price [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	15.94
Matching Program 2022 [Member] | Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,437,588
Matching Program 2022 [Member] | Shares Granted Share Price [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	20.03